Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Transactions with Related Parties [Abstract]
Transactions with Related Parties
During the years ended December 31, 2020, 2021, and 2022, the Company incurred the following charges in connection with related party transactions, which are included in the accompanying consolidated statements of comprehensive (loss)/income:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2020	2021	2022
Management fees-related parties
Management fees – Castor Ships (a)	$162,500	$1,983,750	$4,038,500
Management fees – Pavimar (b)	768,000	4,761,000	5,357,400

Included in Voyage expenses
Charter hire commissions – Castor Ships (a)	$29,769	$1,671,145	$3,381,564

Included in Interest and finance costs
Interest expenses – Thalassa (c)	$305,000	$204,167	$—

Included in General and administrative expenses
Administration fees – Castor Ships (a)	$400,000	$1,200,000	$2,100,000

Included in Gain on sale of vessel
Sale & purchase commission – Castor Ships (a)	$—	$—	$131,500

As of December 31, 2021, and 2022, balances with related parties consisted of the following:

	December 31, 2021	December 31, 2022
Assets:
Due from Castor Ships (a) – current	$—	$330,706
Due from Castor Ships (a) – non-current	—	5,222,572
Due from Pavimar (b) – current	—	2,664,976
Due from Pavimar (b) – non-current	810,437	—
Liabilities:
Voyage commissions, management fees and other expenses due to Castor Ships (a) – current	$597,684	$—
Due to Pavimar (b) – current	3,909,885	—